Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

14.                               Commitments and Contingencies

(a)                                 Operating Lease Commitments

The Company leases production plant and laboratory under operating leases (note 12 (b)). Rental expense amounted to $804,565, $581,941 and $503,136 in 2011, 2010 and 2009, respectively.

Minimum future rental payments under operating leases for the years ending December 31 are as follows:

2012	$805,000
2013	805,000
2014	805,000
2015	805,000
2016	805,000
Thereafter	5,851,970
Total minimum future payments	$9,876,970

(b)                                 Other Commitments

In addition to commitments disclosed in note 23, commitments related to R&D expenditures are approximately $241,472 as at December 31, 2011.

Commitments related to capital expenditures are approximately $3,407,057.